Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Profit of the period	$ 4,568	$ 3,236
Depreciation, amortization and impairment	2,581	2,741
Net finance (income)/expense	1,678	2,887
Equity-settled share-based payment expense	309	315
Income tax expense	1,404	1,546
Share of results of associates	(144)	(241)
Other non-cash items	(93)	339
Cash flow from operating activities before changes in working capital and use of provisions	10,304	10,824
Decrease/(increase) in trade and other receivables	(1,130)	(1,154)
Decrease/(increase) in inventories	(242)	(325)
Increase/(decrease) in trade and other payables	(2,284)	(2,691)
Pension contributions and use of provisions	(278)	(251)
Cash generated from operations	6,370	6,403
Interest paid	(1,916)	(2,001)
Interest received	241	303
Dividends received	135	123
Income tax paid	(2,126)	(2,260)
Cash flow from/(used in) operating activities	2,704	2,568
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(1,404)	(1,735)
Proceeds from sale of property, plant and equipment and of intangible assets	55	52
Sale/(acquisition) of subsidiaries, net of cash	(4)	(19)
Proceeds from sale/(acquisition) of other assets	47	(29)
Cash flow from/(used in) investing activities	(1,306)	(1,732)
FINANCING ACTIVITIES
Proceeds from borrowings	4,067	5,466
Repayments of borrowings	(3,998)	(4,342)
Dividends paid	(3,147)	(2,142)
Share buyback	(1,901)	(838)
Payment of lease liabilities	(354)	(406)
Derivative financial instruments	114	(172)
Sale/(acquisition) of non-controlling interests	(314)	(414)
Other financing cash flows	(303)	(465)
Cash flow from/(used in) financing activities	(5,837)	(3,313)
Net increase/(decrease) in cash and cash equivalents	(4,438)	(2,476)
Cash and cash equivalents less bank overdrafts at beginning of year	11,174	10,314
Effect of exchange rate fluctuations	410	(463)
Cash and cash equivalents less bank overdrafts at end of period	$ 7,146	$ 7,375